February 21, 2020

VIA EDGAR

Securities and Exchange Commission

Investment Company Division

100 F. Street, N.E.

Washington, DC 20549

Attention: Office	of Filings, Information & Consumer Services

RE:	Wasatch Funds Trust (the “Trust”)

File Nos. 033-10451, 811-04920

To the Commission:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated January 31, 2020 for the Investor Class and Institutional Class shares of the Wasatch Core Growth Fund, Wasatch Emerging India Fund, Wasatch Emerging Markets Select Fund, Wasatch Emerging Markets Small Cap Fund, Wasatch Frontier Emerging Small Countries Fund, Wasatch Global Opportunities Fund, Wasatch Global Select Fund, Wasatch Global Value Fund, Wasatch International Growth Fund, Wasatch International Select Fund, Wasatch International Opportunities Fund, Wasatch Micro Cap Fund, Wasatch Micro Cap Value Fund, Wasatch Small Cap Growth Fund, Wasatch Small Cap Value Fund, Wasatch Ultra Growth Fund, and Wasatch-Hoisington U.S. Treasury Fund, as filed electronically via EDGAR with the Securities and Exchange Commission on January 31, 2020 (Accession Number: 0001193125-20-020892).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President

cc:        R. Biles